Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Current income tax expense (benefit)		$ 0
Deferred income tax expense (benefit)	$ 0	0
Increase in valuation allowance	14,461,000	7,826,000
Unrecognized tax benefits that would impact effective tax rate	0
Increase in unrecognized tax benefits is reasonably possible	0
Decrease in unrecognized tax benefits is reasonably possible	0
Penalties and interest accrued	0
Unrecognized tax benefits	240,000	$ 240,000	$ 240,000
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	176,100,000
Operating loss carryforwards, subject to expiration	30,200,000
Operating loss carryforwards, not subject to expiration	145,900,000
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	113,100,000
Operating loss carryforwards, not subject to expiration	$ 2,500,000